Stock-Based Compensation - Schedule of RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Share Units, Outstanding beginning balance | shares	0
Weighted Average Grant Date Fair Value, Outstanding beginning balance | $ / shares	$ 0
Number of Restricted Share Units, Granted | shares	1,660,165
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.063
Number of Restricted Share Units, Exercised | shares	(811,398)
Weighted Average Grant Date Fair Value, Exercised | $ / shares	$ 1.13
Number of Restricted Share Units, Forfeited | shares	(262,183)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.844
Number of Restricted Share Units, Outstanding ending balance | shares	586,584
Weighted Average Grant Date Fair Value, Outstanding ending balance | $ / shares	$ 1.069